UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Echo Street Capital Management LLC

Address:  55 Fifth Avenue, 18th Floor
          New York, New York  10003

13F File Number: 28-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Elias
Title:    Chief Compliance Officer
Phone:    (212) 647-8126

Signature, Place and Date of Signing:


/s/ David Elias              New York, New York            August 10, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  201,190
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
NAME OF ISSUER                  TITLE OF      CUSIP       MARKET     SHRS OR   SH/ PUT/   INVSMT  OTHER      VOTING AUTHORITY
                                 CLASS                     VALUE     PRN AMT   PRN CALL   DSCRTN  MNGRS   SOLE      SHARED NONE
ABERCROMBIE & FITCH CO            CL A      002896207    3,021,000      41,400 SH         Sole    None       41,400
ABERCROMBIE & FITCH CO            CL A      002896207      175,000       2,400 SH         Sole    None                      2,400
AFFORDABLE RESIDENTIAL CMTYS       COM      008273104    2,719,000     230,000 SH         Sole    None      230,000
ALEXANDRIA REAL ESTATE EQ IN       COM      015271109   10,612,000     109,610 SH         Sole    None      109,610
APARTMENT INVT & MGMT CO          CL A      03748R101    1,261,000      25,000 SH         Sole    None       25,000
ARBOR RLTY TR INC                  COM      038923108    3,402,000     131,800 SH         Sole    None      131,800
AVALONBAY CMNTYS INC               COM      053484101    7,789,000      65,520 SH         Sole    None       65,520
CENTEX CORP                        COM      152312104    1,283,000      32,000 SH         Sole    None       32,000
COPART INC                         COM      217204106    5,375,000     175,700 SH         Sole    None      175,700
D R HORTON INC                     COM      23331A109   16,795,000     842,700 SH         Sole    None      842,700
ESSEX PPTY TR INC                  COM      297178105    1,838,000      15,800 SH         Sole    None       15,800
GOOGLE INC                        CL A      38259P508    4,882,000       9,340 SH         Sole    None        9,340
HILTON HOTELS CORP                 COM      432848109    2,075,000      62,000 SH         Sole    None       62,000
HOST HOTELS & RESORTS INC          COM      44107P104    1,272,000      55,000 SH         Sole    None       55,000
KB HOME                            COM      48666K109    8,004,000     203,300 SH         Sole    None      203,300
KILROY RLTY CORP                   COM      49427F108    3,691,000      52,100 SH         Sole    None       52,100
M D C HLDGS INC                    COM      552676108    2,902,000      60,000 SH         Sole    None       60,000
M/I HOMES INC                      COM      55305B101    2,633,000      99,000 SH         Sole    None       99,000
MERITAGE HOMES CORP                COM      59001A102   10,620,000     397,000 SH         Sole    None      397,000
MOBILE MINI INC                    COM      60740F105   10,495,000     359,414 SH         Sole    None      359,414
MOBILE MINI INC                    COM      60740F105      526,000      18,000 SH         Sole    None                     18,000
NATIONAL HEALTH REALTY INC         COM      635905102    2,801,000     118,900 SH         Sole    None      118,900
ORIGEN FINL INC                    COM      68619E208    2,678,000     406,140 SH         Sole    None      406,140
PHH CORP                         COM NEW    693320202    1,934,000      61,965 SH         Sole    None       61,965
REPUBLIC PROPERTY TR               COM      760737106    6,725,000     549,000 SH         Sole    None      549,000
ROSS STORES INC                    COM      778296103    3,696,000     120,000 SH         Sole    None      120,000
SIMON PPTY GROUP INC NEW           COM      828806109    3,052,000      32,800 SH         Sole    None       32,800
STAPLES INC                        COM      855030102    5,323,000     224,300 SH         Sole    None      224,300
STAPLES INC                        COM      855030102      308,000      13,000 SH         Sole    None                     13,000
SUN COMMUNITIES INC                COM      866674104    2,620,000      88,000 SH         Sole    None       88,000
SUNRISE SENIOR LIVING INC          COM      86768K106   18,905,000     472,750 SH         Sole    None      472,750
SUNRISE SENIOR LIVING INC          COM      86768K106    1,056,000      26,400 SH         Sole    None                     26,400
TD AMERITRADE HLDG CORP            COM      87236Y108    6,336,000     316,800 SH         Sole    None      316,800
TAUBMAN CTRS INC                   COM      876664103    2,654,000      53,500 SH         Sole    None       53,500
TOLL BROTHERS INC                  COM      889478103   25,147,000   1,006,700 SH         Sole    None    1,006,700
URSTADT BIDDLE PPTYS INS           COM      917286106    1,287,000      72,100 SH         Sole    None       72,100
VORNADO RLTY TR                SH BEN INT   929042109    3,032,000      27,600 SH         Sole    None       27,600
WASHINGTON REAL ESTATE INVT    SH BEN INT   939653101    2,315,000      68,100 SH         Sole    None       68,100
YAHOO INC                          COM      984332106    9,951,000     366,800 SH         Sole    None      366,800

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